Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Schedule of results of operations on a quarterly basis

The results of operations on a quarterly basis for the years ended December 31, 2016 and 2015 were as follows (in thousands, except per share data):

	March 31, 2016	June 30, 2016	September 30, 2016	December 31, 2016	March 31, 2015	June 30, 2015	September 30, 2015	December 31, 2015
Revenue	$—	$—	$—	$—	$—	$—	$—	$—
Operating expenses:
Research and development	5,567	6,424	5,669	5,656	3,017	4,465	4,279	4,293
General and administrative	2,367	2,172	1,879	2,168	1,298	1,387	1,822	2,337

Loss from operations	(7,934)	(8,596)	(7,548)	(7,824)	(4,315)	(5,852)	(6,101)	(6,630)
Interest and other income, net	96	117	115	111	1	—	12	67
Interest expense	—	—	—	—	—	—	—	—

Net loss	$(7,838)	$(8,479)	$(7,433)	$(7,713)	$(4,314)	$(5,852)	$(6,089)	$(6,563)

Weighted average shares outstanding—basic and diluted	15,462	15,462	15,504	15,540	2,209	4,159	15,451	15,452

Net loss per share—basic and diluted	$(0.51)	$(0.55)	$(0.48)	$(0.50)	$(1.95)	$(1.41)	$(0.39)	$(0.42)